Related party transactions - Major Balances with Related Parties (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Amounts due from related parties	¥ 346,132	$ 47,420	¥ 118,736
Current liabilities
Total	(27,401)	$ (3,754)	(101,927)
Expenses allocated to Relx Inc.'s operations
Current assets
Amounts due from related parties	11,671		7,980
Current liabilities
Total	(17,000)		(5,411)
Receivables from sales of products and related transactions
Current assets
Amounts due from related parties	334,431		97,326
Purchase from related parties
Current liabilities
Total	(10)		(55,311)
Funds received from related parties
Current liabilities
Total			(41,107)
Dividend payable
Current liabilities
Total	(9,037)
Others
Current assets
Amounts due from related parties	30		13,430
Current liabilities
Total	¥ (1,354)		¥ (98)